PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT

7.    PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT

Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Components of property, plant and equipment, net are summarized as follows:

	December 31,
	2010			2011
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,682	1,404	1,278	€2,643	1,480	1,163
Plant and machinery	15,363	9,439	5,924	15,464	10,392	5,072
Industrial equipment	1,275	833	442	1,280	904	376
Furniture and fixtures	1,088	653	435	1,289	743	546
Leasehold improvements	325	309	16	1,126	379	747
Internally Developed Software	685	201	484	708	249	459
Construction in progress	19	-	19	145	0	145
	€21,437	12,839	8,598	€22,655	14,147	8,508

As of December 31, 2009, 2010 and 2011, property, manufacturing facility and equipment include €460 attributed to lab instruments acquired under capital lease arrangements. The related accumulated depreciation at December 31, 2009, 2010 and 2011 was €138, €184, and €230 respectively.